Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic
Current tax expenses	$ (162,923)	$ (59,567)	$ (60,434)
Income tax expense for year	$ (162,923)	$ (59,567)	$ (60,434)